Income Tax - Narratives (Detailss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax
Income tax expense, Federal	$ 0.0
Income tax expense, State	0.0
Income tax expense, Foreign	$ 0.0
Effective tax rate	0.00%	0.00%
Income taxes paid, Federal	$ 0.0
Income taxes paid, State	0.0
Income taxes paid, Foreign	0.0
Research and development tax credit carryforward	0.1
Increase in valuation allowance	1.4
Accrued interest or penalties related to uncertain tax positions	0.0
Interest or penalties expense related to uncertain tax positions	0.0
United States
Income Tax
Net operating loss carryforwards	4.1
Ukraine
Income Tax
Net operating loss carryforwards	0.3
Estonia
Income Tax
Net operating loss carryforwards	$ 0.8